Revenue from Contracts with Customers (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Revenue from Contracts with Customers [line Items]
Reportable operating segments			5
Number of operating segments			5		5	5
Accounts receivable, after allowance for credit loss, current	$ 63,457,000		$ 63,457,000		$ 68,653,000	$ 81,956,000
Unbilled receivables	2,921,000		2,921,000		3,387,000	7,310,000
Contract with customer, liability	51,982,000		51,982,000		58,148,000
Deferred revenue recognized	5,572,000	$ 6,846,000	30,605,000	$ 36,571,000	41,671,000	50,318,000
Capitalized contract cost	4,886,000		4,886,000		5,694,000	8,131,000
Capitalized cost, recognized	1,214,000	1,140,000	3,307,000	3,820,000
Impairment charges	0	0	0	0
Accounts receivable, net					68,653,000	81,956,000
Deferred revenue					58,148,000	70,514,000
Recognized expenses					5,440,000	$ 4,677,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount					38,869,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount			34,280
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount			8,358		8,882,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount			4,314		4,375,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount			1,721		2,082,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount			997		1,229,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Revenue from Contracts with Customers [line Items]
Revenue remaining performance obligation, amount			2,312		2,711,000
Services and fees [Member]
Revenue from Contracts with Customers [line Items]
Deferred revenue					$ 58,148,000
Transferred at Point in Time
Revenue from Contracts with Customers [line Items]
Deferred revenue recognized	131,405,000	105,740,000	322,470,000	371,891,000
Transferred over Time
Revenue from Contracts with Customers [line Items]
Deferred revenue recognized	$ 83,848,000	$ 119,766,000	$ 278,176,000	$ 373,058,000